Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Percentage of stock awards vest or exercisable after one year			20.00%
Percentage of stock awards vest or exercisable after two years			20.00%
Percentage of stock awards vest or exercisable after three years			20.00%
Percentage of stock awards vest or exercisable after four years			40.00%
Expected term (in years)	4.9	3.8	3.8	3.9	3.9
Vesting period (in years)	four
Percentage of Stock Compensation Plans awards that vest after January 1, 2006			100.00%
Fair value of vesting awards that vested	$ 61	$ 53	$ 64	$ 55	$ 50
Minimum percentage that will ultimately be awarded			0.00%
Maximum percentage that will ultimately be awarded			150.00%
Percentage of market price for employee purchase program for stock purchases			15.00%
Percentage of market price for employee purchase program for stock purchases during non-compensatory period			5.00%
Number of events for performance-based stock awards	0
Maximum [Member]
Vesting period (in years)			seven
Minimum [Member]
Vesting period (in years)			four
Vesting Stock Awards [Member]
Unrecognized compensation cost, net of estimated forfeitures			95
Expected weighted-average period of recognition, years			2.3
2006 Equity Incentive Plan [Member]
Shares reserved for future issuance			121
Employee Stock Purchase Plan [Member]
Shares authorized			28
Performance-Based Stock Awards [Member]
Unrecognized compensation cost, net of estimated forfeitures			8
Expected weighted-average period of recognition, years			1.7
Stock Options [Member]
Expected term (in years)	7	5	5
Vesting period (in years)			four
Aggregate intrinsic value for options exercisable			11
Unrecognized compensation cost, net of estimated forfeitures			$ 25
Expected weighted-average period of recognition, years			2.3
Outside Directors [Member]
Vesting period (in years)	one		one